                              Janus Adviser Series
                     Supplement Dated March 19, 2004 to the
            Currently Effective Statements of Additional Information

The following replaces the Trustees table in the "Trustees and Officers" section of the Statement of Additional Information:

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                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2002       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen        Chairman     3/04-Present     Private Investor. Formerly     61               Director, Red
 151 Detroit Street      Trustee      4/00-Present     (1997-1998) Chief Financial                     Robin Gourmet
 Denver, CO 80206                                      Officer - Boston Market                         Burgers, Inc.
 Age 59                                                Concepts, Boston Chicken,
                                                       Inc., Golden, CO (a
                                                       restaurant chain).
----------------------------------------------------------------------------------------------------------------------
 William F. McCalpin     Trustee      6/02-Present     Executive Vice President and   59               Founding
 151 Detroit Street                                    Chief Operating Officer of                      Director and
 Denver, CO 80206                                      The Rockefeller Brothers Fund                   Board Chair,
 Age 45                                                (a private family                               Solar
                                                       foundation). Formerly,                          Development
                                                       Director of Investments                         Foundation;
                                                       (1991-1998) of The John D.                      Trustee and
                                                       and Catherine T. MacArthur                      Vice President,
                                                       Foundation (a private family                    Asian Cultural
                                                       foundation).                                    Council.
----------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.   Trustee      6/02-Present     President and Chief Executive  59               Chairman of the
 151 Detroit Street                                    Officer of The Field Museum                     Board and
 Denver, CO 80206                                      of Natural History.                             Director,
 Age 64                                                                                                Divergence LLC;
                                                                                                       Director of
                                                                                                       A.M. Castle &
                                                                                                       Co., Harris
                                                                                                       Insight Funds,
                                                                                                       W.W. Grainger,
                                                                                                       Inc.; Trustee
                                                                                                       of Harris
                                                                                                       Insight Funds
                                                                                                       Trust (19
                                                                                                       portfolios),
                                                                                                       WTTW (Chicago
                                                                                                       public
                                                                                                       television
                                                                                                       station), the
                                                                                                       University of
                                                                                                       Chicago and
                                                                                                       Chicago Public
                                                                                                       Education Fund.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2002       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CNTD.)
----------------------------------------------------------------------------------------------------------------------
 James T. Rothe          Trustee      4/00-Present     Professor of Business,         61               Director,
 151 Detroit Street                                    University of Colorado,                         Optika, Inc.
 Denver, CO 80206                                      Colorado Springs, CO (since
 Age 59                                                1986). Formerly,
                                                       Distinguished Visiting
                                                       Professor of Business
                                                       (2001-2002), Thunderbird
                                                       (American Graduate School of
                                                       International Management),
                                                       Phoenix, AZ; and Principal
                                                       (1988-1999) of Phillips-Smith
                                                       Retail Group, Addison, TX (a
                                                       venture capital firm).
----------------------------------------------------------------------------------------------------------------------
 William D. Stewart      Trustee      4/00-Present     Corporate Vice President and   59               N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 Age 58                                                Boulder, CO (a manufacturer
                                                       of vacuum fittings and
                                                       valves).
----------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger     Trustee      4/00-Present     Consultant.                    59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 64
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 INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*       Trustee      4/00-Present     Formerly, President (1978-     61               N/A
 151 Detroit Street                                    2002) and Chief Executive
 Denver, CO 80206                                      Officer (1994-2002) of Janus
 Age 65                                                Capital or Janus Capital
                                                       Corporation; President and
                                                       Director (1994-2002) of the
                                                       Janus Foundation; Chairman
                                                       and Director (1978-2002) of
                                                       Janus Capital Corporation;
                                                       and Director (1997-2001) of
                                                       Janus Distributors, Inc.
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

* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

108-31-052 03-04